Loss per share (Tables)	12 Months Ended
Dec. 31, 2014
Loss per share
Schedule of basic and diluted loss per share

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(3,064,412)	(1,944,425)	(1,299,809)	(209,491)
Denominator:
Weighted average ordinary shares outstanding	156,425,307	156,619,791	173,613,085	173,613,085
Basic and diluted loss per share	(19.59)	(12.41)	(7.49)	(1.21)

Summary of potential common shares outstanding excluded from the calculation of diluted loss per share

	Year ended December 31,
	2012	2013	2014

Shares issuable pursuant to convertible senior notes	26,441	—	—
Shares issuable pursuant to senior secured convertible notes	176,460	—	—
Shares issuable under stock options and restricted shares	5,349,942	5,169,567	211,358